Provisions for liabilities and charges (Details) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 3,138
Exchange and other adjustments	(3)
Provisions applied	(1,396)
Charge for the year	510
Provisions at end of the period	2,249
Provision for credit commitments
Disclosure of other provisions [line items]
Provisions at beginning of the period	173
Charge for the year	289
Provisions at end of the period	462
Payment Protection Insurance Provision
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,874
Provisions applied	(996)
Provisions at end of the period	878
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Provisions at beginning of the period	395
Provisions applied	(298)
Charge for the year	158
Provisions at end of the period	255
Miscellaneous other provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	696
Exchange and other adjustments	(3)
Provisions applied	(102)
Charge for the year	63
Provisions at end of the period	£ 654